Major maintenance provision (Tables)	12 Months Ended
Dec. 31, 2025
Major maintenance provision
Schedule of composition and changes of major maintenance provision

	December 31,							December 31, 2025
	2024		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	2,284,163	Ps.	592,485	(1)	Ps.	(203,860)	Ps.	593,267	Ps.	2,079,521

	December 31,							December 31, 2024
	2023		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	2,119,281	Ps.	389,112	(1)	Ps.	(224,230)	Ps.	555,498	Ps.	1,728,665

	December 31,							December 31, 2023
	2022		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	1,990,718	Ps.	550,085	(1)	Ps.	(421,522)	Ps.	629,683	Ps.	1,489,598
(1)

Includes Ps. 244,200, Ps. 160,440 and Ps. 201,688, recognized as interest cost in the consolidated statement of income and other comprehensive income, for the unwinding effect of the present value calculation as of December 31, 2025, 2024 and 2023, respectively.